Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Compensation Awards

Equity-based awards are generally granted in February of each year. It is expected that this approximate timing of granting awards will continue for consistency and planning purposes. Except in unusual circumstances (such as in connection with a new hire or appointment), we typically do not grant equity awards to the NEOs at other dates. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of awards of restricted stock units and performance share units, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of such awards.

Award Timing Method	Equity-based awards are generally granted in February of each year. It is expected that this approximate timing of granting awards will continue for consistency and planning purposes. Except in unusual circumstances (such as in connection with a new hire or appointment), we typically do not grant equity awards to the NEOs at other dates. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of awards of restricted stock units and performance share units, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of such awards.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false